Average Annual Total Returns - MetLife Stock Index Portfolio	Apr. 30, 2021
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	18.40%
5 Years	15.21%
10 Years	13.88%
Since Inception
Class A
Average Annual Return:
1 Year	18.10%
5 Years	14.93%
10 Years	13.60%
Since Inception
Class B
Average Annual Return:
1 Year	17.83%
5 Years	14.65%
10 Years	13.32%
Since Inception
Class E
Average Annual Return:
1 Year	17.93%
5 Years	14.76%
10 Years	13.43%
Since Inception
Class D
Average Annual Return:
1 Year	17.99%
5 Years	14.82%
10 Years	13.49%
Since Inception
Class G
Average Annual Return:
1 Year	17.74%
5 Years	14.59%
10 Years
Since Inception	12.12%
Inception Date	Nov. 12, 2014